UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-00859

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Kristin V. Collins

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: February 29, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

February 29, 2016

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

PORTFOLIO OF INVESTMENTS

2/29/16 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 99.3%
Aerospace - 2.3%
United Technologies Corp.	1,520,314	$146,892,742

Alcoholic Beverages - 1.5%
AmBev S.A., ADR	7,398,343	$32,108,809
Pernod Ricard S.A.	595,343	63,321,826

		$95,430,635
Apparel Manufacturers - 5.2%
Burberry Group PLC	3,104,467	$56,860,327
LVMH Moet Hennessy Louis Vuitton S.A.	680,548	113,379,242
NIKE, Inc., “B”	1,017,833	62,688,334
VF Corp.	1,516,788	98,758,067

		$331,685,970
Broadcasting - 4.4%
Discovery Communications, Inc., “A” (a)	1,051,709	$26,292,725
Omnicom Group, Inc.	332,924	25,904,816
Time Warner, Inc.	1,099,391	72,779,684
Twenty-First Century Fox, Inc.	4,531,665	122,445,588
Walt Disney Co.	334,997	31,998,913

		$279,421,726
Brokerage & Asset Managers - 2.6%
Blackstone Group LP	1,204,961	$31,292,837
Charles Schwab Corp.	1,592,705	39,897,260
CME Group, Inc.	355,858	32,539,656
Franklin Resources, Inc.	1,743,919	62,519,496

		$166,249,249
Business Services - 11.0%
Accenture PLC, “A”	3,079,058	$308,706,355
Cognizant Technology Solutions Corp., “A” (a)	2,079,663	118,499,198
Equifax, Inc.	680,153	71,334,447
Fidelity National Information Services, Inc.	2,130,107	124,078,733
Fiserv, Inc. (a)	818,478	78,271,051

		$700,889,784
Chemicals - 4.5%
LyondellBasell Industries N.V., “A”	607,754	$48,747,948
Monsanto Co.	1,546,211	139,143,528
PPG Industries, Inc.	979,844	94,584,341

		$282,475,817
Computer Software - 1.5%
Oracle Corp.	2,508,005	$92,244,424

Computer Software - Systems - 3.7%
Apple, Inc.	1,349,977	$130,529,276
EMC Corp.	4,022,273	105,101,993

		$235,631,269
Construction - 1.1%
Sherwin-Williams Co.	266,762	$72,159,121

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Products - 5.1%
Church & Dwight Co., Inc.	562,907	$51,089,439
Colgate-Palmolive Co.	3,390,770	222,570,143
L’Oréal S.A.	315,191	53,001,325

		$326,660,907
Electrical Equipment - 7.2%
Amphenol Corp., “A”	983,173	$52,176,991
Danaher Corp.	1,719,481	153,498,069
Mettler-Toledo International, Inc. (a)	322,011	101,404,484
W.W. Grainger, Inc.	682,851	148,110,382

		$455,189,926
Electronics - 4.3%
Microchip Technology, Inc.	711,123	$31,637,862
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,306,286	101,413,035
Texas Instruments, Inc.	2,673,532	141,750,667

		$274,801,564
Food & Beverages - 4.3%
Danone S.A.	1,392,465	$96,595,118
Mead Johnson Nutrition Co., “A”	1,912,209	141,044,536
PepsiCo, Inc.	361,633	35,374,940

		$273,014,594
Food & Drug Stores - 2.6%
CVS Health Corp.	1,710,138	$166,174,109

Internet - 6.0%
Alphabet, Inc., “A” (a)	528,258	$378,877,203

Machinery & Tools - 1.7%
Colfax Corp. (a)	2,027,240	$51,309,444
Fastenal Co. (l)	1,192,836	54,023,542

		$105,332,986
Medical & Health Technology & Services - 1.3%
Express Scripts Holding Co. (a)	1,191,700	$83,871,846

Medical Equipment - 9.7%
Abbott Laboratories	3,639,969	$141,012,399
Cooper Cos., Inc.	758,454	108,428,584
DENTSPLY International, Inc.	1,122,965	68,455,946
St. Jude Medical, Inc.	536,305	28,794,215
Thermo Fisher Scientific, Inc.	1,538,398	198,745,638
Waters Corp. (a)	596,597	71,776,585

		$617,213,367
Oil Services - 0.6%
Schlumberger Ltd.	488,348	$35,024,319

Other Banks & Diversified Financials - 5.3%
MasterCard, Inc., “A”	1,004,757	$87,333,478
Visa, Inc., “A”	3,398,410	246,010,900

		$333,344,378

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Common Stocks - continued
Pharmaceuticals - 3.4%
Eli Lilly & Co.			895,955	$64,508,760
Roche Holding AG			332,346	85,126,872
Zoetis, Inc.			1,566,833	64,334,163

				$213,969,795
Printing & Publishing - 1.3%
Moody’s Corp.			898,364	$79,774,723

Railroad & Shipping - 1.6%
Union Pacific Corp.			1,267,772	$99,976,500

Specialty Chemicals - 3.1%
Ecolab, Inc.			1,282,197	$131,489,302
Praxair, Inc.			627,937	63,917,707

				$195,407,009
Specialty Stores - 4.0%
AutoZone, Inc. (a)			164,456	$127,382,684
TJX Cos., Inc.			1,719,565	127,419,767

				$254,802,451
Total Common Stocks				$6,296,516,414
	Strike Price	First Exercise
Warrants - 0.0%
Medical & Health Technology & Services - 0.0%
HealthSouth Corp. (1 share for 1 warrant) (a)	$41.40	1/04/16	28,115	$51,169

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.35%, at Net Asset Value (v)			39,655,423	$39,655,423

Collateral for Securities Loaned - 0.8%
JPMorgan Prime Money Market Fund, 0.42%, at Net Asset Value (j)			49,646,276	$49,646,276
Total Investments				$6,385,869,282

Other Assets, Less Liabilities - (0.7)%				(43,287,281)
Net Assets - 100.0%				$6,342,582,001

(a)	Non-income producing security.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

2/29/16 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of February 29, 2016 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$5,694,761,029	$—	$—	$5,694,761,029
France	—	326,297,511	—	326,297,511
Taiwan	101,413,035	—	—	101,413,035
Switzerland	—	85,126,872	—	85,126,872
United Kingdom	—	56,860,327	—	56,860,327
Brazil	32,108,809	—	—	32,108,809
Mutual Funds	89,301,699	—	—	89,301,699
Total Investments	$5,917,584,572	$468,284,710	$—	$6,385,869,282

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $468,284,710 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events

Supplemental Information (unaudited) – continued

occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,161,937,307
Gross unrealized appreciation	1,464,693,971
Gross unrealized depreciation	(240,761,996)
Net unrealized appreciation (depreciation)	$1,223,931,975

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	59,800,861	212,083,493	(232,228,931)	39,655,423

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$26,321	$39,655,423

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MASSACHUSETTS INVESTORS GROWTH STOCK FUND

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: April 15, 2016

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 15, 2016

*	Print name and title of each signing officer under his or her signature.